GOLDMAN SACHS DEFENSIVE EQUITY FUND

Schedule of Investments

March 31, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – 95.1%
Aerospace & Defense – 0.7%
84	General Dynamics Corp.	$ 15,251
62	L3Harris Technologies, Inc.	12,566
32	Northrop Grumman Corp.	10,357

		38,174

Air Freight & Logistics – 0.8%
114	C.H. Robinson Worldwide, Inc.	10,879
119	Expeditors International of Washington, Inc.	12,815
142	United Parcel Service, Inc. Class B	24,139

		47,833

Automobiles* – 1.5%
125	Tesla, Inc.	83,491

Beverages – 2.1%
182	Brown-Forman Corp. Class B	12,553
65	Constellation Brands, Inc. Class A	14,820
227	Monster Beverage Corp.*	20,677
245	PepsiCo, Inc.	34,655
750	The Coca-Cola Co.	39,533

		122,238

Biotechnology – 2.1%
436	AbbVie, Inc.	47,184
137	Amgen, Inc.	34,087
326	Gilead Sciences, Inc.	21,069
47	Incyte Corp.*	3,820
25	Regeneron Pharmaceuticals, Inc.*	11,828

		117,988

Building Products – 0.5%
136	A.O. Smith Corp.	9,195
179	Johnson Controls International PLC	10,681
50	Trane Technologies PLC	8,278

		28,154

Capital Markets – 0.9%
39	FactSet Research Systems, Inc.	12,035
179	Intercontinental Exchange, Inc.	19,991
44	T. Rowe Price Group, Inc.	7,550
146	Tradeweb Markets, Inc. Class A	10,804

		50,380

Chemicals – 1.1%
165	Corteva, Inc.	7,692
46	International Flavors & Fragrances, Inc.	6,422
99	Linde PLC	27,734
58	PPG Industries, Inc.	8,715
16	The Sherwin-Williams Co.	11,808

		62,371

Shares	Description	Value

Common Stocks – (continued)
Commercial Services & Supplies – 0.9%
17	Cintas Corp.	$ 5,802
47	Copart, Inc.*	$5,105
196	IAA, Inc.*	10,807
57	Republic Services, Inc.	5,663
104	Rollins, Inc.	3,580
149	Waste Management, Inc.	19,224

		50,181

Communications Equipment – 1.6%
53	Arista Networks, Inc.*	16,000
808	Cisco Systems, Inc.	41,782
29	F5 Networks, Inc.*	6,050
322	Juniper Networks, Inc.	8,156
51	Motorola Solutions, Inc.	9,591
33	Ubiquiti, Inc.	9,844

		91,423

Containers & Packaging – 0.2%
113	Ball Corp.	9,576

Diversified Financial Services* – 1.5%
333	Berkshire Hathaway, Inc. Class B	85,071

Diversified Telecommunication Services – 1.7%
1,607	AT&T, Inc.	48,644
830	Verizon Communications, Inc.	48,264

		96,908

Electric Utilities – 0.7%
95	American Electric Power Co., Inc.	8,046
85	Edison International	4,981
327	NextEra Energy, Inc.	24,724
153	PPL Corp.	4,413

		42,164

Electrical Equipment – 0.2%
515	Vertiv Holdings Co.	10,300

Electronic Equipment, Instruments & Components – 1.0%
120	Amphenol Corp. Class A	7,916
53	IPG Photonics Corp.*	11,180
87	Keysight Technologies, Inc.*	12,476
73	TE Connectivity Ltd.	9,425
31	Zebra Technologies Corp. Class A*	15,041

		56,038

Entertainment – 1.9%
282	Activision Blizzard, Inc.	26,226
128	Electronic Arts, Inc.	17,327
93	Netflix, Inc.*	48,515
80	Take-Two Interactive Software, Inc.*	14,136

		106,204

Equity Real Estate Investment Trusts (REITs) – 1.8%
75	American Tower Corp.	17,929
84	Crown Castle International Corp.	14,459
319	CubeSmart	12,068
62	Digital Realty Trust, Inc.	8,732

GOLDMAN SACHS DEFENSIVE EQUITY FUND

Schedule of Investments (continued)

March 31, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Equity Real Estate Investment Trusts (REITs) – (continued)
23	Equinix, Inc.	$ 15,631
59	Extra Space Storage, Inc.	7,820
69	Federal Realty Investment Trust	7,000
56	Public Storage	13,819
69	Regency Centers Corp.	3,913

		101,371

Food & Staples Retailing – 2.4%
53	Casey’s General Stores, Inc.	11,458
120	Costco Wholesale Corp.	42,298
360	Grocery Outlet Holding Corp.*	13,280
504	The Kroger Co.	18,139
185	Walgreens Boots Alliance, Inc.	10,156
300	Walmart, Inc.	40,749

		136,080

Food Products – 2.9%
180	Archer-Daniels-Midland Co.	10,260
76	Beyond Meat, Inc.*	9,889
275	Campbell Soup Co.	13,824
353	Conagra Brands, Inc.	13,273
352	General Mills, Inc.	21,585
199	Hormel Foods Corp.	9,508
122	Kellogg Co.	7,723
156	McCormick & Co., Inc.	13,909
477	Mondelez International, Inc. Class A	27,919
307	The Hain Celestial Group, Inc.*	13,385
66	The Hershey Co.	10,439
63	The J.M. Smucker Co.	7,971
149	The Kraft Heinz Co.	5,960

		165,645

Health Care Equipment & Supplies – 5.3%
308	Abbott Laboratories	36,911
40	ABIOMED, Inc.*	12,749
16	Align Technology, Inc.*	8,665
196	Baxter International, Inc.	16,531
83	Becton Dickinson & Co.	20,181
117	Danaher Corp.	26,334
52	DexCom, Inc.*	18,688
130	Edwards Lifesciences Corp.*	10,873
189	Globus Medical, Inc.*	11,656
54	Hologic, Inc.*	4,017
38	IDEXX Laboratories, Inc.*	18,594
43	Insulet Corp.*	11,220
26	Intuitive Surgical, Inc.*	19,212
50	Masimo Corp.*	11,483
41	Penumbra, Inc.*	11,094
49	ResMed, Inc.	9,507
68	Stryker Corp.	16,563
30	Teleflex, Inc.	12,464
25	The Cooper Cos., Inc.	9,602
16	West Pharmaceutical Services, Inc.	4,508
75	Zimmer Biomet Holdings, Inc.	12,006

		302,858

Shares	Description	Value

Common Stocks – (continued)
Health Care Providers & Services – 3.7%
39	Amedisys, Inc.*	$ 10,327
117	AmerisourceBergen Corp.	13,814
50	Anthem, Inc.	17,947
262	Cardinal Health, Inc.	15,916
429	CVS Health Corp.	32,274
92	DaVita, Inc.*	9,915
69	Guardant Health, Inc.*	10,533
46	HCA Healthcare, Inc.	8,664
104	Henry Schein, Inc.*	7,201
93	McKesson Corp.	18,139
73	Quest Diagnostics, Inc.	9,369
158	UnitedHealth Group, Inc.	58,787

		212,886

Health Care Technology – 0.2%
183	Cerner Corp.	13,154

Hotels, Restaurants & Leisure – 1.9%
8	Booking Holdings, Inc.*	18,639
13	Chipotle Mexican Grill, Inc.*	18,471
27	Darden Restaurants, Inc.	3,834
22	Domino’s Pizza, Inc.	8,091
41	Expedia Group, Inc.*	7,057
57	Hilton Worldwide Holdings, Inc.*	6,893
286	Starbucks Corp.	31,251
221	Yum China Holdings, Inc.	13,085

		107,321

Household Durables – 0.3%
96	Garmin Ltd.	12,657
246	Newell Brands, Inc.	6,588

		19,245

Household Products – 1.8%
67	Church & Dwight Co., Inc.	5,852
182	Colgate-Palmolive Co.	14,347
94	Kimberly-Clark Corp.	13,071
255	Reynolds Consumer Products, Inc.	7,594
464	The Procter & Gamble Co.	62,840

		103,704

Industrial Conglomerates – 1.0%
107	3M Co.	20,617
128	Honeywell International, Inc.	27,785
19	Roper Technologies, Inc.	7,663

		56,065

Insurance – 0.5%
142	Marsh & McLennan Cos., Inc.	17,296
141	The Progressive Corp.	13,481

		30,777

GOLDMAN SACHS DEFENSIVE EQUITY FUND

Schedule of Investments (continued)

March 31, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Interactive Media & Services* – 6.1%
104	Alphabet, Inc. Class A	$ 214,502
451	Facebook, Inc. Class A	132,833

		347,335

Internet & Direct Marketing Retail – 4.1%
72	Amazon.com, Inc.*	222,774
205	eBay, Inc.	12,554

		235,328

IT Services – 6.2%
157	Accenture PLC Class A	43,371
77	Akamai Technologies, Inc.*	7,846
100	Automatic Data Processing, Inc.	18,847
158	Black Knight, Inc.*	11,690
46	Broadridge Financial Solutions, Inc.	7,043
130	Cognizant Technology Solutions Corp. Class A	10,156
22	FleetCor Technologies, Inc.*	5,910
42	Gartner, Inc.*	7,667
180	International Business Machines Corp.	23,987
37	Jack Henry & Associates, Inc.	5,614
150	Mastercard, Inc. Class A	53,408
189	Paychex, Inc.	18,526
211	PayPal Holdings, Inc.*	51,239
134	The Western Union Co.	3,304
33	Twilio, Inc. Class A*	11,245
73	VeriSign, Inc.*	14,509
290	Visa, Inc. Class A	61,402

		355,764

Life Sciences Tools & Services – 1.7%
136	Agilent Technologies, Inc.	17,291
8	Bio-Rad Laboratories, Inc. Class A*	4,569
32	Bio-Techne Corp.	12,222
28	Illumina, Inc.*	10,754
5	Mettler-Toledo International, Inc.*	5,778
248	QIAGEN N.V.*	12,075
75	Thermo Fisher Scientific, Inc.	34,229

		96,918

Machinery – 1.4%
106	Caterpillar, Inc.	24,578
82	Deere & Co.	30,680
109	Ingersoll Rand, Inc.*	5,364
155	PACCAR, Inc.	14,403
14	Snap-on, Inc.	3,230

		78,255

Media – 1.6%
42	Charter Communications, Inc. Class A*	25,915
864	Comcast Corp. Class A	46,751
212	Discovery, Inc.*	9,214
314	News Corp. Class A	7,985
56	Omnicom Group, Inc.	4,152

		94,017

Shares	Description	Value

Common Stocks – (continued)
Metals & Mining – 0.2%
209	Newmont Corp.	$ 12,596

Multi-Utilities – 0.2%
68	Consolidated Edison, Inc.	5,086
110	Public Service Enterprise Group, Inc.	6,623

		11,709

Multiline Retail – 1.5%
115	Dollar General Corp.	23,301
144	Dollar Tree, Inc.*	16,482
135	Ollie’s Bargain Outlet Holdings, Inc.*	11,745
165	Target Corp.	32,682

		84,210

Personal Products – 0.3%
59	The Estee Lauder Cos., Inc. Class A	17,160

Pharmaceuticals – 4.9%
596	Bristol-Myers Squibb Co.	37,625
132	Eli Lilly & Co.	24,660
149	Horizon Therapeutics PLC*	13,714
496	Johnson & Johnson	81,518
451	Merck & Co., Inc.	34,767
240	Perrigo Co. PLC	9,713
1,104	Pfizer, Inc.	39,998
900	Viatris, Inc.*	12,573
154	Zoetis, Inc.	24,252

		278,820

Professional Services – 0.6%
159	Booz Allen Hamilton Holding Corp.	12,804
33	Equifax, Inc.	5,978
104	Leidos Holdings, Inc.	10,013
42	Verisk Analytics, Inc.	7,421

		36,216

Road & Rail – 1.2%
238	CSX Corp.	22,948
31	J.B. Hunt Transport Services, Inc.	5,210
51	Norfolk Southern Corp.	13,694
124	Union Pacific Corp.	27,331

		69,183

Semiconductors & Semiconductor Equipment – 4.6%
250	Advanced Micro Devices, Inc.*	19,625
78	Broadcom, Inc.	36,166
26	Enphase Energy, Inc.*	4,216
693	Intel Corp.	44,352
28	KLA Corp.	9,251
26	Lam Research Corp.	15,476
112	NVIDIA Corp.	59,800
28	Qorvo, Inc.*	5,116
204	QUALCOMM, Inc.	27,048
39	Teradyne, Inc.	4,746
183	Texas Instruments, Inc.	34,585

		260,381

GOLDMAN SACHS DEFENSIVE EQUITY FUND

Schedule of Investments (continued)

March 31, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Software – 10.0%
20	ANSYS, Inc.*	$ 6,791
54	Atlassian Corp. PLC Class A*	11,381
46	Autodesk, Inc.*	12,749
106	Cadence Design Systems, Inc.*	14,521
39	Citrix Systems, Inc.	5,474
61	Five9, Inc.*	9,536
96	Fortinet, Inc.*	17,704
45	Intuit, Inc.	17,238
1,255	Microsoft Corp.	295,891
351	NortonLifeLock, Inc.	7,462
501	Oracle Corp.	35,155
264	PagerDuty, Inc.*	10,621
31	Palo Alto Networks, Inc.*	9,984
15	Paycom Software, Inc.*	5,551
89	PTC, Inc.*	12,251
191	salesforce.com, Inc.*	40,467
43	ServiceNow, Inc.*	21,505
48	Synopsys, Inc.*	11,894
27	Tyler Technologies, Inc.*	11,462
68	Zscaler, Inc.*	11,674

		569,311

Specialty Retail – 1.8%
30	Advance Auto Parts, Inc.	5,505
12	AutoZone, Inc.*	16,852
157	Best Buy Co., Inc.	18,025
71	Five Below, Inc.*	13,546
153	Lowe’s Cos., Inc.	29,098
18	O’Reilly Automotive, Inc.*	9,130
27	Tractor Supply Co.	4,781
26	Ulta Beauty, Inc.*	8,038

		104,975

Technology Hardware, Storage & Peripherals – 5.9%
2,645	Apple, Inc.	323,087
285	HP, Inc.	9,049
47	NetApp, Inc.	3,415

		335,551

Textiles, Apparel & Luxury Goods – 0.8%
322	NIKE, Inc. Class B	42,791

Trading Companies & Distributors – 0.4%
333	Fastenal Co.	16,743
14	W.W. Grainger, Inc.	5,613

		22,356

Wireless Telecommunication Services* – 0.4%
201	T-Mobile US, Inc.	25,183

TOTAL COMMON STOCKS (Cost $5,004,827)		$5,425,659

Shares	Dividend Rate	Value

Investment Company(a) – 2.1%
Goldman Sachs Financial Square Government Fund - Institutional Shares
116,952	0.036%	$ 116,952

TOTAL INVESTMENTS – 97.2% (Cost $5,121,779)		$5,542,611

OTHER ASSETS IN EXCESS OF LIABILITIES – 2.8%		160,410

NET ASSETS – 100.0%		$5,703,021

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Represents an affiliated issuer.

Investment Abbreviations:
PLC	— Public Limited Company

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS DEFENSIVE EQUITY FUND

Schedule of Investments (continued)

March 31, 2021 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At March 31, 2021, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
S&P 500 E-Mini Index	2	06/18/21	$396,740	$979

PURCHASED AND WRITTEN OPTIONS CONTRACTS — At March 31, 2021, the Fund had the following purchased and written options:

EXCHANGE TRADED OPTIONS ON FUTURES

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Portfolio	Unrealized Appreciation/ (Depreciation)

Purchased option contracts
Puts
S&P 500 Index	3,850.000	04/30/2021	14	$1,400	$51,381	$48,311	$3,070

Written option contracts
Calls
S&P 500 Index	4,040.000	04/30/2021	(14)	(1,400)	(48,860)	(57,978)	9,118

Puts
S&P 500 Index	3,610.000	04/30/2021	(14)	(1,400)	(16,941)	(16,412)	(529)

Total written option contracts			(28)	$(2,800)	$(65,800)	$(74,389)	$8,589

TOTAL			(14)	$(1,400)	$(14,420)	$(26,079)	$11,659

GOLDMAN SACHS DEFENSIVE EQUITY FUND

Schedule of Investments (continued)

March 31, 2021 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

A. Investment Valuation — The Fund’s valuation policy is to value investments at fair value.

U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Fund’s policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The Level in the fair value hierarchy within which the fair value measurement in its entirety falls shall be determined based on the lowest Level input that is significant to the fair value measurement in its entirety. The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Fund, including investments for which market quotations are not readily available. The Trustees have delegated to GSAM day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Fund’s investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

A. Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by GSAM to not represent fair value, equity securities will be valued at the valid closing bid price for long positions and at the valid closing ask price for short positions (i.e. where there is sufficient volume, during normal exchange trading hours). If no valid bid/ask price is available, the equity security will be valued pursuant to the Valuation Procedures approved by the Trustees and consistent with applicable regulatory guidance. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. Certain equity securities containing unique attributes may be classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price for long positions or the last ask price for short positions, and are generally classified as Level 2. Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under Fair Valuation Procedures approved by the Trustees and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. These investments are generally classified as Level 2 of the fair value hierarchy.

Money Market Funds — Investments in the Goldman Sachs Financial Square Government Fund (“Underlying Fund”) are valued at the NAV per share of the Institutional Shares class on the day of valuation. These investments are generally classified as Level 1 of the fair value hierarchy. For information regarding an Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s shareholder report.

Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. The Fund enters into derivative transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers. For financial reporting purposes, cash collateral that has been pledged to cover obligations of the Fund and cash collateral received, if any, is reported separately on the Statement of Assets and Liabilities as receivables/payables for collateral on certain derivatives contracts. Non-cash collateral pledged by the Fund, if any, is noted in the Schedule of Investments.

Exchange-traded derivatives, including futures and options contracts, are generally valued at the last sale or settlement price on the exchange where they are principally traded. Exchange-traded options without settlement prices are generally valued at the midpoint of the bid and ask prices on the exchange where they are principally traded (or, in the absence of two-way trading, at the last bid price for long positions and the last ask price for short positions). Exchange-traded derivatives typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) and centrally cleared derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular

GOLDMAN SACHS DEFENSIVE EQUITY FUND

Schedule of Investments (continued)

March 31, 2021 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

model to value OTC and centrally cleared derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC and centrally cleared derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.

i. Futures Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security. Upon entering into a futures contract, the Fund deposits cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by the Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses.

ii. Options — When the Fund writes call or put options, an amount equal to the premium received is recorded as a liability and is subsequently marked-to-market to reflect the current value of the option written. Swaptions are options on swap contracts.

Upon the purchase of a call option or a put option by the Fund, the premium paid is recorded as an investment and subsequently marked-to-market to reflect the current value of the option. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms.

B. Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of a Fund’s investments may be determined under Valuation Procedures approved by the Trustees. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining the Fund’s NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments.

C. Fair Value Hierarchy — The following is a summary of the Fund’s investments and derivatives classified in the fair value hierarchy as of March 31, 2021:

DEFENSIVE EQUITY

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
Australia and Oceania	$11,381	$—	$—
Europe	123,253	—	—
North America	5,291,025	—	—
Investment Company	116,952	—	—

Total	$5,542,611	$—	$—

Derivative Type
Assets
Futures Contracts(b)	$979	$—	$—
Options Purchased	51,381	—	—

Total	$52,360	$—	$—

Liabilities
Written option contracts	$(65,800)	$—	$—

(a)	Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of net asset value. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile. The Fund utilize fair value model prices provided by an independent fair value service for international equities, resulting in a Level 2 classification.

(b)	Amount shown represents unrealized gain (loss) at period end.

For further information regarding security characteristics, see the Schedule of Investments.

GOLDMAN SACHS DEFENSIVE EQUITY FUND

Schedule of Investments (continued)

March 31, 2021 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

The Fund’s risks include, but are not limited to, the following:

Derivatives Risk — The Fund’s use of derivatives may result in loss. Derivative instruments, which may pose risks in addition to and greater than those associated with investing directly in securities, currencies or other instruments, may be illiquid or less liquid, volatile, difficult to price and leveraged so that small changes in the value of the underlying instruments may produce disproportionate losses to the Fund. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments. Losses from derivatives can also result from a lack of correlation between changes in the value of derivative instruments and the portfolio assets (if any) being hedged.

Investments in Other Investment Companies Risk — As a shareholder of another investment company, the Fund will indirectly bear its proportionate share of any net management fees and other expenses paid by such other investment companies, in addition to the fees and expenses regularly borne by the Fund.

Large Shareholder Transactions Risk — The Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include the Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of the Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause the Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact the Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in the Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. Similarly, large Fund share purchases may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would.

Market and Credit Risks — In the normal course of business, the Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). The value of the securities in which the Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, acts of terrorism, social unrest, natural disasters, the spread of infectious illness or other public health threats could also significantly impact the Fund and its investments. Additionally, the Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.